Financial information by segments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Schedule of Information by Region
The segments are engaged in the manufacturing and sale of long steel products intended mainly for the building and automotive industries.

	Year ended December 31, 2018
	Mexico	USA	Brazil	Eliminations between segments		Total

Net sales	$20,507,794	$9,246,444	$5,924,015	$		$35,678,253
Cost of sales	(15,715,761)	(9,294,352)	(5,553,202)			(30,563,315)

Gross profit (loss)	4,792,033	(47,908)	370,813			5,114,938
Administrative expenses	(592,218)	(267,905)	(219,889)			(1,080,012)
Other income (expenses), net	11,367	3,685				15,052
Interest income	307,279	5,542				312,821
Interest expense	52,226	(99,985)	(103,141)		134,389	(16,511)
Exchange rate gain (loss), net	445,289	7,522	(602,747)		3,040	(146,896)

Income (loss) before income taxes	5,015,976	(399,049)	(554,964)		137,429	4,199,392

Income taxes	905,482	7,145	(160,165)			752,462

Net income (loss) for the year	$4,110,494	$(406,194)	$(394,799)		$137,429	$3,446,930

Other information:
Depreciation and amortization	$587,407	$268,635	$256,376			$1,112,418

Total assets	40,617,874	10,181,967	6,733,362		$(8,679,380)	48,853,823

Total liabilities	8,458,465	10,815,692	2,750,043		(8,679,380)	13,344,820

Acquisitions of property, plant and equipment	1,552,587	433,154	8,724			1,994,465

	Year ended December 31, 2017 As restated
	Mexico	USA	Brazil	Eliminations between segments		Total

Net sales	$17,125,369	$8,370,999	$3,204,082	$		$28,700,450
Cost of sales	13,340,648	7,814,180	2,839,698			23,994,526

Gross profit (loss)	3,784,721	556,819	364,384			4,705,924
Administrative expenses	(753,676)	(257,001)	(228,266)			(1,238,943)
Other income (expenses), net	(98,915)	105,849				6,934
Interest income	252,074	217				252,291
Interest expense	(7,459)	(50,962)	(65,186)		69,203	(54,404)
Exchange rate gain (loss), net	(1,291,909)	(26,256)	1,861		661,942	(654,362)

Income (loss) before income taxes	1,884,836	328,666	72,793		731,145	3,017,441

Income taxes	786,902	322,444	13,463			1,122,809

Net income (loss) for the year	$1,097,934	$6,222	$59,330		$731,145	$1,894,631

Other information:
Depreciation and amortization	$677,665	$538,699	$249,395			$1,465,759

Total assets	32,878,144	10,548,895	5,356,860		$(2,807,367)	45,976,532

Total liabilities	1,134,438	10,760,999	2,570,925		(2,807,367)	11,658,995

Acquisitions of property, plant and equipment	2,394,541	622,785	22,175			3,039,501

	Year ended December 31, 2016 As restated
	Mexico	USA	Brazil	Eliminations between segments	Total

Net sales	$16,361,808	$9,339,527	$1,814,230		$27,515,565
Cost of sales	13,724,880	7,332,094	1,718,619		22,775,593

Gross profit (loss)	2,636,928	2,007,433	95,611		4,739,972

Administrative expenses	(901,849)	(298,967)	(76,671)		1,277,487
Other income (expenses), net	(40,134)	1,481,573		(1,477,637)	(36,198)
Interest income	139,886	147			140,033
Interest expense	15,053	45,120	50,980	$(70,983)	40,170
Exchange rate gain (loss), net	2,343,393	42,727	765,684	(1,376,820)	1,774,984

Income (loss) before income taxes	4,163,171	3,187,793	733,644	(2,783,474)	5,301,134

Income taxes	678,020	256,089	2,285		936,394

Net income (loss) for the year	$3,485,151	$2,931,704	$731,359	$(2,783,474)	$4,364,740

Other information:
Depreciation and amortization	$620,354	$551,650	$257,377		$1,429,381

Total assets	33,152,640	9,684,303	5,293,891	$(6,463,293)	41,667,541

Total liabilities	4,161,650	9,893,536	2,325,325	(7,940,930)	8,439,581

Acquisitions of property, plant and equipment	2,169,375	816,586	114,298		3,100,259

Schedule of Information on Products
Information on products:
	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6
Light structural	$1,654,720	$1,557,567	$1,467,727
Structural	2,441,079	2,232,979	3,321,771
Bars	1,575,291	1,065,731	1,122,116
Rebar	12,363,530	8,931,862	7,449,278
Flat rebar	2,271,347	1,552,578	1,090,841
Hot rolled bars	9,549,286	8,594,130	7,729,167
Cold drawn bars	3,779,385	3,370,150	3,207,924
Others	2,043,615	1,395,453	3,126,741
	$35,678,253	$28,700,450	$27,515,565

Schedule of Information About Geographical Areas
Information about geographical areas:
	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6

Mexico	$20,421,529	$16,712,874	$16,077,884
USA	8,975,585	8,333,259	9,198,561
Brazil	5,932,297	3,214,117	1,828,279
Canada	267,606	370,803	350,673
Latin America	60,578	30,173	34,932
Other (Europe and Asia)	20,658	39,224	25,236
	$35,678,253	$28,700,450	$27,515,565